Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Origination Years of Financial Assets (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2021	Mar. 31, 2021
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		¥ 4,705,986	¥ 4,609,702
Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		1,052,017	1,029,518
Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		674,545	687,462
Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		377,472	342,056
Performing
Financing Receivable, Recorded Investment [Line Items]
2022/2021		1,005,761	1,061,859
2021/2020		781,661	1,091,822
2020/2019		884,393	710,782
2019/2018		564,251	451,738
2018/2017		375,768	360,812
Prior		860,633	687,651
Total financing receivables		4,472,467	4,364,664
Performing | Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
2022/2021		318,554	333,190
2021/2020		242,499	268,966
2020/2019		197,862	171,040
2019/2018		114,789	105,708
2018/2017		69,014	62,977
Prior		89,610	68,712
Total financing receivables		1,032,328	1,010,593
Performing | Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
2022/2021		154,819	184,342
2021/2020		143,244	165,580
2020/2019		133,642	121,072
2019/2018		90,045	84,928
2018/2017		58,052	57,393
Prior		87,499	67,040
Total financing receivables		667,301	680,355
Performing | Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
2022/2021		163,735	148,848
2021/2020		99,255	103,386
2020/2019		64,220	49,968
2019/2018		24,744	20,780
2018/2017		10,962	5,584
Prior		2,111	1,672
Total financing receivables		365,027	330,238
Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2022/2021		11,217	19,379
2021/2020		15,274	23,126
2020/2019		16,802	15,167
2019/2018		13,008	14,516
2018/2017		20,395	9,702
Prior		30,019	21,056
Total financing receivables		106,715	102,946
Non-Performing | Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
2022/2021		1,769	1,366
2021/2020		2,155	3,057
2020/2019		3,730	3,441
2019/2018		3,142	3,151
2018/2017		2,424	2,980
Prior		6,469	4,930
Total financing receivables		19,689	18,925
Non-Performing | Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
2022/2021		260	151
2021/2020		561	776
2020/2019		1,046	1,194
2019/2018		1,101	1,512
2018/2017		1,407	1,261
Prior		2,869	2,213
Total financing receivables		7,244	7,107
Non-Performing | Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
2022/2021		1,509	1,215
2021/2020		1,594	2,281
2020/2019		2,684	2,247
2019/2018		2,041	1,639
2018/2017		1,017	1,719
Prior		3,600	2,717
Total financing receivables		12,445	11,818
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		2,337,579	2,311,624
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		2,101,405	2,070,921
Consumer borrowers | Other loans
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		59,086	52,156
Consumer borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
2022/2021		264,144	371,914
2021/2020		319,519	443,079
2020/2019		391,273	332,461
2019/2018		316,604	220,035
2018/2017		204,126	223,814
Prior		628,036	498,350
Total financing receivables		2,123,702	2,089,653
Consumer borrowers | Performing | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
2022/2021		248,958	362,832
2021/2020		313,800	431,483
2020/2019		384,570	327,967
2019/2018		313,817	217,380
2018/2017		200,671	223,540
Prior		626,818	498,080
Total financing receivables		2,088,634	2,061,282
Consumer borrowers | Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
2022/2021	[1]	15,186	9,082
2021/2020	[1]	5,719	11,596
2020/2019	[1]	6,703	4,494
2019/2018	[1]	2,787	2,655
2018/2017	[1]	3,455	274
Prior	[1]	1,218	270
Total financing receivables	[1]	35,068	28,371
Consumer borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2022/2021		8,752	11,041
2021/2020		7,244	7,854
2020/2019		7,418	5,132
2019/2018		4,841	3,176
2018/2017		2,881	2,612
Prior		5,653	3,609
Total financing receivables		36,789	33,424
Consumer borrowers | Non-Performing | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
2022/2021		2	96
2021/2020		212	735
2020/2019		2,837	1,598
2019/2018		2,659	1,683
2018/2017		1,947	2,068
Prior		5,114	3,459
Total financing receivables		12,771	9,639
Consumer borrowers | Non-Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
2022/2021	[1]	8,750	10,945
2021/2020	[1]	7,032	7,119
2020/2019	[1]	4,581	3,534
2019/2018	[1]	2,182	1,493
2018/2017	[1]	934	544
Prior	[1]	539	150
Total financing receivables	[1]	24,018	23,785
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		1,316,390	1,268,560
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		70,366	47,956
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		89,698	113,129
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		280,660	279,046
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		120,039	133,802
Corporate borrowers | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		163,976	200,033
Corporate borrowers | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		591,651	494,594
Corporate borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
2022/2021		409,527	341,346
2021/2020		216,911	378,732
2020/2019		294,872	207,214
2019/2018		132,560	124,889
2018/2017		101,068	71,400
Prior		115,114	97,113
Total financing receivables		1,270,052	1,220,694
Corporate borrowers | Performing | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
2022/2021		23,078	6,637
2021/2020		6,685	24,428
2020/2019		24,291	5,283
2019/2018		5,269	2,802
2018/2017		2,764	0
Prior		8,279	8,806
Total financing receivables		70,366	47,956
Corporate borrowers | Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
2022/2021		0	1,349
2021/2020		4,328	52,413
2020/2019		52,432	28,291
2019/2018		16,032	15,817
2018/2017		8,652	5,178
Prior		6,886	8,764
Total financing receivables		88,330	111,812
Corporate borrowers | Performing | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
2022/2021		84,044	103,982
2021/2020		56,293	62,274
2020/2019		45,355	35,065
2019/2018		29,895	28,743
2018/2017		25,827	25,487
Prior		36,789	21,753
Total financing receivables		278,203	277,304
Corporate borrowers | Performing | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
2022/2021		23,921	42,980
2021/2020		27,678	55,678
2020/2019		42,796	10,695
2019/2018		3,275	4,992
2018/2017		5,188	1,976
Prior		750	2,976
Total financing receivables		103,608	119,297
Corporate borrowers | Performing | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
2022/2021		54,261	78,281
2021/2020		35,763	41,166
2020/2019		29,286	30,116
2019/2018		15,657	12,746
2018/2017		7,510	11,798
Prior		17,528	18,664
Total financing receivables		160,005	192,771
Corporate borrowers | Performing | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
2022/2021		224,223	108,117
2021/2020		86,164	142,773
2020/2019		100,712	97,764
2019/2018		62,432	59,789
2018/2017		51,127	26,961
Prior		44,882	36,150
Total financing receivables		569,540	471,554
Corporate borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2022/2021		696	6,972
2021/2020		5,875	12,215
2020/2019		4,858	6,594
2019/2018		5,025	7,266
2018/2017		13,600	4,110
Prior		16,284	10,709
Total financing receivables		46,338	47,866
Corporate borrowers | Non-Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
2022/2021		0	58
2021/2020		60	0
2020/2019		0	0
2019/2018		0	0
2018/2017		0	0
Prior		1,308	1,259
Total financing receivables		1,368	1,317
Corporate borrowers | Non-Performing | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
2022/2021		0	70
2021/2020		296	252
2020/2019		1,026	192
2019/2018		72	0
2018/2017		0	690
Prior		1,063	538
Total financing receivables		2,457	1,742
Corporate borrowers | Non-Performing | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
2022/2021		0	0
2021/2020		0	3,049
2020/2019		645	2,057
2019/2018		349	4,946
2018/2017		11,385	1,056
Prior		4,052	3,397
Total financing receivables		16,431	14,505
Corporate borrowers | Non-Performing | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
2022/2021		674	1,210
2021/2020		581	3,865
2020/2019		1,370	205
2019/2018		186	878
2018/2017		407	82
Prior		753	1,022
Total financing receivables		3,971	7,262
Corporate borrowers | Non-Performing | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
2022/2021		22	5,634
2021/2020		4,938	5,049
2020/2019		1,817	4,140
2019/2018		4,418	1,442
2018/2017		1,808	2,282
Prior		9,108	4,493
Total financing receivables		22,111	23,040
Purchased loans | Performing
Financing Receivable, Recorded Investment [Line Items]
2022/2021		0	527
2021/2020		513	0
2020/2019		25	0
2019/2018		281	168
2018/2017		798	119
Prior		9,851	9,714
Total financing receivables		11,468	10,528
Purchased loans | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2022/2021		0	0
2021/2020		0	0
2020/2019		0	0
2019/2018		0	15
2018/2017		0	0
Prior		1,613	1,808
Total financing receivables		1,613	1,823
Other financial assets measured at amortized cost | Performing
Financing Receivable, Recorded Investment [Line Items]
2022/2021		13,536	14,882
2021/2020		2,219	1,045
2020/2019		361	67
2019/2018		17	938
2018/2017		762	2,502
Prior		18,022	13,762
Total financing receivables		34,917	33,196
Other financial assets measured at amortized cost | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
2022/2021		0	0
2021/2020		0	0
2020/2019		796	0
2019/2018		0	908
2018/2017		1,490	0
Prior		0	0
Total financing receivables		¥ 2,286	¥ 908

[1]	Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 23 “Commitments, Guarantees and Contingent Liabilities”.